LEASES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Abstract]
Balance as of January 1,	$ 7,835	$ 4,288
Sublease receipts	(2,454)	(3,246)
Additions	301	7,094
Disposals	0	(301)
Balance as of December 31,	$ 5,682	$ 7,835